Goodwill (Detail) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	$ 1,118	$ 1,091
Changes in foreign exchange rates	(10)	27
Intangible assets and goodwill	1,108	1,118
Steelmaking Coal Operations
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	702	702
Changes in foreign exchange rates	0	0
Intangible assets and goodwill	702	702
Quebrada Blanca
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	416	389
Changes in foreign exchange rates	(10)	27
Intangible assets and goodwill	$ 406	$ 416